Share Repurchase Program (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Nov. 30, 2023
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares	3,214,069		2,622,800
Repurchase common share value	$ 52,239		$ 42,586
Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares authorized value	$ 70,000			$ 50,000
TreasuryStockSharesRepurchased	612,610	989,419
TreasuryStockSharesRepurchasedValue	$ 9,998	$ 14,000
AveragePricePerTreasuryShares	$ 16.32	$ 14.15
Accounts payable and other liabilities		$ 2,000
Available for future repurchases value	$ 67,081